ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
(a)Acquisitions completed in 2024
There were no significant acquisitions during the year ended December 31, 2024.
(b)Acquisitions completed in 2023
Infrastructure services
Mobile Mini Solutions (“Mobile Mini”)
On January 31, 2023, the partnership’s modular building leasing services acquired a 100% economic interest in Mobile Mini, a provider of portable storage solutions in the United Kingdom for total consideration of $419 million, funded with debt and equity. The partnership received 100% of the voting rights in Mobile Mini, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $176 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Customer relationship intangible assets of $58 million, property, plant and equipment of $236 million and other net liabilities of $51 million were acquired as part of the transaction. Transaction costs of approximately $10 million were recorded as other expenses in the 2023 consolidated statements of operating results.